CONVERTIBLE REDEEMABLE PREFERRED SHARES - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended
	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2018 USD ($) shares	Feb. 28, 2018 CNY (¥) shares	Feb. 28, 2018 USD ($) $ / shares shares	Jan. 31, 2017 CNY (¥) shares	Nov. 30, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Jul. 31, 2015 CNY (¥) shares	Nov. 30, 2018 $ / shares	Jun. 30, 2018 USD ($) shares
Series A Preferred Stock [Member]
Preferred Stock, Shares Issued | shares					272,600,000
Series B Preferred Stock [Member]
Stock issuance costs			¥ 14,062
Finders commission			¥ 12,600	$ 2,000
Stock issued during period | shares			110,803,324	110,803,324
Proceeds from issue of preferred stock			¥ 630,010	$ 100,000
Series B Preferred Stock [Member] | Payment One [Member]
Finders commission payment percent	50.00%	50.00%
Finders commission payment Value | $		$ 1,000
Series B Preferred Stock [Member] | Payment Two [Member]
Stock issued during period | shares	1,108,033	1,108,033
Finders commission payment percent	50.00%	50.00%
Series Seed Preferred Shares [Member]
Stock issued during period | shares								373,000,000
Series B Plus Preferred Shares [Member]
Stock issuance costs	¥ 5,867
Preferred Stock, Shares Authorized | shares	21,105,395									21,105,395
Preferred stock shares authorized value	¥ 128,416									$ 20,000
Preferred Shares [Member]
Preferred shares par value | $ / shares									$ 0.000005
Issue Two [Member] | Series A Preferred Stock [Member]
Stock issued during period | shares			116,600,000	116,600,000
Shares issued price per share | $ / shares				$ 0.000005
Series Seed Capital Contribution [Member]
Capital injuction								¥ 50,000
Stock issuance costs								¥ 1,000
Series A Beneficiary Owners [Member]
Stock issuance costs					¥ 8,095
Proceeds from warrant exercise						¥ 644
Finders commission					6,509
Series A Beneficiary Owners [Member] | Contribution One [Member]
Capital injuction						33,160	$ 20,000
Series A Beneficiary Owners [Member] | Contribution Two [Member]
Capital injuction						¥ 138,532
Series A Beneficiary Owners [Member] | Warrant [Member]
Fair value of warrant liability					¥ 1,754